Commitments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Commitments
Contracts placed for future capital expenditure not provided in the financial statements	€ 3,292	€ 2,264
OXG Glasfaser GmbH | Altice Luxembourg S.A
Commitments
Ownership interest of joint venture	50.00%
Capital commitments from share of joint operations	€ 950
Capital commitments provided to joint venture entities	48	€ 36
Capital commitments	€ 832